As filed with the Securities and Exchange Commission on November 14, 2023

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,687	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,687	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 4, 2023, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,687 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 4, 2023, the effectiveness of the registration statement for the iShares MSCI Emerging Markets Value Factor ETF (the “Fund”), filed in Post-Effective Amendment No. 2,648 on June  9, 2023, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,667 2,673 2,680	August 22, 2023 September 20, 2023 October 16, 2023	September 21, 2023 October 17, 2023 November 15, 2023

This Post-Effective Amendment No. 2,687 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 2,648.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,687 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 14th day of November, 2023.

iSHARES TRUST

By:
Dominik Rohé*
President

Date: November 14, 2023

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,687 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: November 14, 2023

John E. Martinez*
Trustee

Date: November 14, 2023

Cecilia H. Herbert*
Trustee

Date: November 14, 2023

John E. Kerrigan*
Trustee

Date: November 14, 2023

Robert S. Kapito*
Trustee

Date: November 14, 2023

Madhav V. Rajan*
Trustee

Date: November 14, 2023

Jane D. Carlin*
Trustee

Date: November 14, 2023

Drew E. Lawton*
Trustee

Date: November 14, 2023

Richard L. Fagnani*
Trustee

Date: November 14, 2023

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: November 14, 2023

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: November 14, 2023

*

Powers of Attorney, each dated March 30, 2023, for Dominik Rohé, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,632, filed March 31, 2023.